Assets classified as held for sale - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of Assets and Liabilities Classified as Held For Sale [Line Items]
Assets classified as held for sale	€ 4,966	€ 2,134
CTM Unit Solna
Disclosure of Assets and Liabilities Classified as Held For Sale [Line Items]
Assets classified as held for sale	2,832	0
CTM Unit Solna | Disposal groups classified as held for sale
Disclosure of Assets and Liabilities Classified as Held For Sale [Line Items]
Carrying amount	2,771
Net carrying amount	1,408
Impairment loss	€ 1,362
BliNK Biomedical SAS
Disclosure of Assets and Liabilities Classified as Held For Sale [Line Items]
Proportion of ownership interest in associate	48.90%
Assets classified as held for sale	€ 2,134	€ 2,134